Convertible Notes Payables - Schedule of Changes in the Convertible Notes and Drawdown Loan Facilities Measured Using Significant Unobservable Inputs (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Changes in the Convertible Notes and Drawdown Loan Facilities Measured Using Significant Unobservable Inputs [Line Items]
Convertible Notes, beginning balance	$ 3,468,563
Repayment of principal in cash	(182,251)
Fair value of Warrants	(3,738,650)
Loss on extinguishment	(875,609)
Convertible Notes, ending balance	5,158,107
Convertible Notes [Member]
Schedule of Changes in the Convertible Notes and Drawdown Loan Facilities Measured Using Significant Unobservable Inputs [Line Items]
Convertible Notes, beginning balance	3,468,563
Proceeds from issuance	4,900,000
Repayment of principal in cash	(182,251)
Principal settled in ordinary shares	(4,267,498)
Fair value of Warrants	(149,695)
Debt issuance costs	(5,000)
Loss on extinguishment	367,874
Change in fair value	1,026,114
Convertible Notes, ending balance	$ 5,158,107